Summary of Stock Option Activity and Changes (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Line Items]
Weighted Average Remaining Contractual Term, Outstanding, December 31, 2011	7 years 3 months 11 days
Weighted Average Remaining Contractual Term, Vested or expected to vest	7 years 2 months 19 days
Weighted Average Remaining Contractual Term, Exercisable, December 31, 2011	6 years 4 months 17 days
Number of shares, Outstanding, December 31, 2010	12,753,756
Number of shares, Granted	2,850,000
Number of shares, Exercised	(1,227,125)
Number of shares, Forfeited or expired	(1,308,782)
Number of shares, Outstanding, December 31, 2011	13,067,849
Number of shares, Vested or expected to vest	12,565,148
Number of shares, Exercisable, December 31, 2011	8,352,099
Weighted Average Exercise Price, Outstanding, December 31, 2010	$ 1.38
Weighted Average Exercise Price, Granted	$ 3.66
Weighted Average Exercise Price, Exercised	$ 1.02
Weighted Average Exercise Price, Forfeited or expired	$ 3.05
Weighted Average Exercise Price, Outstanding, December 31, 2011	$ 1.75
Weighted Average Exercise Price, Vested or expected to vest	$ 1.70
Weighted Average Exercise Price, Exercisable, December 31, 2011	$ 1.22
Weighted Average Remaining Contractual Term, Outstanding, December 31, 2011	7 years 3 months 11 days
Weighted Average Remaining Contractual Term, Vested or expected to vest, December 31, 2011	7 years 2 months 19 days
Weighted Average Remaining Contractual Term, Exercisable, December 31, 2011	6 years 4 months 17 days
Aggregate Intrinsic Value , Outstanding, December 31, 2011	$ 4,881,048
Aggregate Intrinsic Value, Vested or expected to vest, December 31, 2011	4,808,791
Aggregate Intrinsic Value, Exercisable, December 31, 2011	$ 4,072,204